Other comprehensive income/(loss) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Composition of accumulated other comprehensive income/(loss)
Balance, beginning of the year		¥ 33,892,900
Other comprehensive income/(loss)		298,688	¥ 988,567	¥ 930,951
Balance, end of the year	$ 7,998,527	52,040,814	33,892,900
Foreign currency translation adjustments
Composition of accumulated other comprehensive income/(loss)
Balance, beginning of the year		1,483,737	540,121	(413,452)
Other comprehensive income/(loss)		(822,052)	943,616	953,573
Balance, end of the year		661,685	1,483,737	540,121
Net unrealized gains/(losses) on available-for-sale securities
Composition of accumulated other comprehensive income/(loss)
Balance, beginning of the year		59,656	14,705	37,327
Other comprehensive income/(loss)		1,120,740	44,951	(22,622)
Balance, end of the year		1,180,396	59,656	14,705
Accumulated other comprehensive loss
Composition of accumulated other comprehensive income/(loss)
Balance, beginning of the year		1,543,393	554,826	(376,125)
Balance, end of the year		¥ 1,842,081	¥ 1,543,393	¥ 554,826